Revenue from Contracts with Customers - Summary of Disaggregation of Total Revenue by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 1,053,741	$ 897,056
Ocean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	663,582	558,978
River
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	249,479	214,083
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 140,680	$ 123,995